Income taxes - Summary of Net Deferred Income Tax Asset (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ (210.8)	$ (246.4)
Provision (Recovery) in Income	(62.5)	35.6
Ending Balance	(273.3)	(210.8)
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	247.9	249.5
Provision (Recovery) in Income	(82.2)	(1.6)
Ending Balance	165.7	247.9
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	2.7	1.4
Provision (Recovery) in Income	(1.1)	1.3
Ending Balance	1.6	2.7
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4.0)	(5.5)
Provision (Recovery) in Income	2.3	1.5
Ending Balance	(1.7)	(4.0)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(39.7)	(41.9)
Provision (Recovery) in Income	(3.5)	2.2
Ending Balance	(43.2)	(39.7)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(7.4)	(7.3)
Provision (Recovery) in Income	1.2	(0.1)
Ending Balance	(6.2)	(7.4)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(410.3)	(442.6)
Provision (Recovery) in Income	20.8	32.3
Ending Balance	$ (389.5)	$ (410.3)